TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable And Other Receivables
Beginning balance	R$ (638,583)	R$ (605,940)
(Additions) Reversals	(12,772)	(12,799)
Write-offs	10,744	15,685
Exchange rate variation	36,444	(35,529)
Ending balance	R$ (604,167)	R$ (638,583)